UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22716

Stone Harbor Emerging Markets Total Income Fund

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: October 25, 2012 – November 30, 2012

Item 1.	Report to Stockholders.

Distribution Policy

November 30, 2012

Stone Harbor Emerging Markets Total Income Fund (the “Fund”), acting pursuant to a Securities and Exchange Commission exemptive order and with the approval of the Fund’s Board of Trustees (the “Board”), has adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Fund began distributing $0.1511 per share on a monthly basis in December 2012.

The fixed amount distributed per share is subject to change at the discretion of the Fund’s Board. Under the Plan, the Fund will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Fund to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the Plan. The Fund’s total return performance on net asset value is presented in its financial highlights table. The Board may amend, suspend or terminate the Fund’s Plan without prior notice if it deems such action to be in the best interest of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. The Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, investments in foreign securities, foreign currency fluctuations and changes in the Code. Please refer to the Fund’s prospectus for a more complete description of its risks.

Stone Harbor Emerging Markets Total Income Fund	Shareholder Letter
November 30, 2012 (Unaudited)

Dear Investor,

The Stone Harbor Emerging Markets Total Income Fund (“EDI or the “Fund”) seeks to maximize total return, which consists of income on its investments and capital appreciation from investments in emerging markets (“EM”) securities. The Fund invests in fixed income securities and related instruments that are economically tied to emerging markets countries, including sovereign external debt, local currency debt (non-U.S. dollar), and corporate debt from EM issuers. In addition, EDI may invest tactically in EM equities. In our view, strong returns have resulted in these sectors for several reasons. Most importantly, fundamental developments – including growth rates and balance sheets – in emerging markets remained significantly stronger than many advanced economies. In addition, debt from many EMs had valuation advantages over developed market fixed income. Higher yields and strong historical returns drew a record amount of new investments in EM debt.

Assessing the market impact of political events in advanced European economies posed a key challenge for EM early this year. We believe we performed reasonably well in this arena, though most risk assets suffered as it became apparent to the markets in May that the fate of the Euro and European growth rested in the hands of policy makers and the voting public in Greece, Spain, Italy, Germany and France. EM debt also benefitted from external events, in particular from actions of major central banks, including the U.S. Federal Reserve Bank and the European Central Bank, which maintained easy monetary policies, helping reduce fears of economic recession.

The extent to which EM countries were able to grow in a low growth environment was a key concern. We remained more optimistic for the near term growth prospects for Asia, Latin America, Africa and the Middle East and much less so for Eastern Europe where the effects of an ongoing slowdown in the European Monetary Union were most acute. While China’s potential growth rate fell to around 7-8%, down from 10% for the past decade, we saw strong reasons to believe that China’s economy could maintain high single digit growth rates, at least in the near term. Taking a long term view, we believe that growth potential in emerging markets remains high. EDI, in our opinion, is positioned to capitalize on the improving credit quality of emerging markets relative to advanced economies.

Performance Review

Since the Fund’s inception on October 25, 2012, the total return on net asset value (NAV) of EDI has been 1.21% for the period ending November 30, 2012. On a market value basis1, the Fund’s total return was 0.00% for the same period2. The Fund was fully invested by November 9th.

We employed leverage to seek to enhance returns. During the reporting period, leverage consisted primarily of short-term reverse repurchase agreements through which the Fund borrowed funds by lending securities under the obligation to repurchase them at a later date at a fixed price.

The implied borrowing costs of the repurchase agreements averaged approximately 0.61% per annum. The level of gross leverage was 18.44% as of November 30, 2012. The Fund’s management team anticipates varying borrowing levels to reflect the team’s outlook on emerging markets debt, increasing borrowings when it felt opportunities had improved and reducing borrowings when, in the team’s judgment, macroeconomic risks had risen.

Market Review

Total returns for emerging debt and equity markets for the twelve months ended November 30, 2012 reflected strong performance of external sovereign bonds, local currency debt and corporate bonds, as well as emerging market equities. Since inception of the Fund through November 30, 2012, the total returns of the market tracking indices3 for each of the sectors in which EDI invests ranged from 0.64% to 1.33%. For the full year 2012, yield spread compression relative to U.S. Treasuries accounted for most of the total return in external sovereign debt. Yields of sovereign U.S. dollar denominated bonds narrowed relative to U.S. Treasuries, in our view, as global investors increased exposure to higher yielding emerging markets at the expense of bonds from developed countries. An important factor in this reallocation, we believe, was that credit quality in emerging markets remained on a better trajectory than in many advanced economies. During the year, EM countries continued to benefit from upgrades by major credit rating agencies, with four countries improving to investment grade. Corporate debt yield spreads also narrowed relative to U.S. bonds for similar reasons, in our view. In local currency debt, the key factors driving returns were yield and capital appreciation from falling interest rates. Total returns due to currency movements over the past year were modestly positive. Finally, equity markets were also strong, though EM equity total returns lagged fixed income markets in many countries.

Technical factors remained supportive. According to JP Morgan, new allocations to EM debt from institutional fixed income investors amounted to over $80 billion over the 12-month period ending November 30, 2012. Of this amount, over 80% was allocated to U.S. dollar-denominated sovereign and corporate bonds; the remainder went to local currency investments. In addition, many EMs took advantage of strong markets to fulfill a majority of 2012 financing needs. The remaining calendar of debt issuance, as a result, remained manageable, in our view, particularly in comparison to the heavy financing needs of advanced economies including Spain, Italy, Japan, the United Kingdom and the United States.

The growth outlook has slowed in most EM countries, driven by past monetary tightening and weaker growth in developed markets. Inflation is starting to decline and we expect that to continue as commodity prices have trended gradually lower and economic activity is slowing. However, EM currency weakness has been reducing disinflation and is preventing some central banks from lowering interest rates. In fact, some central banks in Eastern Europe have been tightening with a view to support their currencies. However, in most EMs, central banks have an easing bias, which we

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Stone Harbor Emerging Markets Total Income Fund	Shareholder Letter
November 30, 2012 (Unaudited)

believe will persist. Fiscal positions remain strong and little fiscal adjustment is needed in 2013, in our view. From a regional perspective, we believe Latin America and Asia are best positioned to weather the European sovereign crisis, with Eastern Europe much more exposed to declining growth.

The key risks to our relatively benign outlook for emerging market debt remain in place, including the possibility that the U.S. slips back into recession if the U.S. Congress and the Obama administration are unable to resolve a pending fiscal crisis. In all sectors of the EM bond markets, yields have fallen to unprecedented low levels. This fact raises our level of concern over the riskiness of emerging market assets in general. However, our base case return scenarios for EM debt and equity over the coming year remain positive. Our view derives from a disciplined investment process in which we review the ability and willingness of borrowers to repay their debts. We also assess whether current prices of bonds reflect, in our view, an adequate measure of compensation for risk. Based on this process, we remain wary of the declining growth prospects in advanced economies, but still see more opportunity for investing in emerging market debt and equity.

Other general risks of the Fund relate to our use of leverage and also to the longer-term prospects for a rise in global interest rates. Though not our base case, Stone Harbor attempts to mitigate the risk of loss of principal due to the possibility of a general rise in global interest rates through its investment processes that determine sector and country allocations, as well as security selection. We seek to reduce interest rate sensitivity during periods of rising interest rates. Notwithstanding these efforts, rising interest rates would increase the Fund’s cost of leverage and could also decrease the value of its portfolio securities, adversely affecting Fund performance.

We continue to believe that investing in EDI offers an attractive means of capitalizing on further improvements in credit quality in EM with the additional benefit of participating in potentially strong performance of emerging markets equity. We thank you for your trust in our ability to maneuver these difficult markets and look forward to reporting on EDI in the next six months.

Sincerely,

Thomas K. Flanagan
Chairman of the Board of Trustees

1 Performance on a market value basis, or at market price, will differ from its results at NAV. Although market price returns typically reflect investment results overtime, during shorter periods, returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

2 The reporting period is defined as October 25, 2012 to November 30, 2012

3 JP Morgan emerging markets debt benchmarks are used throughout as being representative of market returns. Emerging markets hard currency sovereign external debt is represented by JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. Emerging markets corporate debt is represented by JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified. The CEMBI tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries. Two variations are available: CEMBI Broad and CEMBI. The CEMBI Broad is the most comprehensive corporate benchmark followed by the CEMBI, which consists of an Investable universe of corporate bonds. Both indices are also available in Diversified version. The JPMorgan CEMBI Broad Diversified limits the current face amount allocations of the bonds. Both indices are also available in outstanding countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries within Asia ex-Japan, Latin America, Eastern Europe, Middle East, and Africa. Emerging markets local currency debt is represented by JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified, which consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which, international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. Although not expected to be a principal investment tool, the Portfolio may make use of derivative securities (including futures and options on securities, securities indices or currencies, options on futures, forward currency contracts, and interest rate, currency or credit default) for the purposes of reducing risk and/or obtaining efficient investment exposure. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of January 2009 the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Semi-Annual Report | November 30, 2012	3

Stone Harbor Emerging Markets Total Income Fund	Summary of Portfolio Holdings
November 30, 2012 (Unaudited)

Fund Details

Market Price	$25.00
Net Asset Value (NAV)	$24.17
Premium/(Discount)	3.43%
Current Distribution Rate[1]	7.25%
Net Assets ($ in millions)	$232

Country Allocation (as a % of total net assets) Country Breakdown	% of TNA

Russia	21.33%
Mexico	14.71%
Venezuela	14.11%
South Africa	8.28%
Brazil	7.94%
Turkey	7.28%
Argentina	6.52%
Ukraine	6.20%
Hungary	4.90%
United States	4.04%
Indonesia	3.16%
Peru	2.93%
Kazakhstan	2.58%
China	2.35%
Malaysia	1.97%
United Arab Emirates	1.61%
Ireland	1.49%
Lithuania	1.48%
Colombia	1.15%
Barbados	1.09%
Iraq	1.02%
Nigeria	1.01%
Hong Kong	0.87%
Romania	0.79%
Panama	0.72%
Slovakia	0.58%
Croatia	0.49%
Qatar	0.48%
India	0.43%
Ghana	0.38%
Chile	0.22%
Total	122.11%

Money Market Mutual Funds	1.04%

Liabilities in Excess of Other Assets	-23.15%

Total Net Assets	100.00%

Security Type Allocation2

Sector Allocation[2]
Sovereign Local	39.1%
Sovereign External	38.4%
Corporate	21.1%
Equity	3.3%
Net Cash	(1.9)%

Regional Breakdown[2]
Latin America	43.19%
Europe	40.82%
Africa	8.06%
Asia	7.23%
Middle East	2.60%
Net Cash	(1.90)%

Sovereign Local Currency Breakdown[2]
Brazilian Real	5.4%
Mexican Peso	10.3%
Malaysian Ringgit	1.6%
Romanian New Leu	0.4%
Russian Ruble	11.8%
South African Rand	5.5%
Turkish New Lira	4.1%
Total	39.1%

[1]

Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

[2]

Based on managed assets and investment manager’s sector classifications including derivative exposure. For purposes of this example, managed assets include total net assets plus any borrowings attributed to the use of reverse repurchase agreements.

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Stone Harbor Emerging Markets Total Income Fund	Growth of $10,000 Investment
November 30, 2012 (Unaudited)

Comparison of Change in Value of $10,000 Investment in Stone Harbor Emerging Markets Total Income Fund and the JP Morgan Emerging Market Bond Indices: EMBI Global Diversified, CEMBI Broad Diversified, and GBI-EM Global Diversified.

The JP Morgan Emerging Market Bond Global Diversified is a uniquely-weighted version of the EMBI Global, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities such as Brady bonds, loans and Eurobonds. Currently, the EMBI Global Index covers 196 instruments across 48 countries. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

Cumulative Annual Total Returns as of November 30, 2012

	Since Inception	Inception Date
Stone Harbor Emerging Markets Total Income Fund - NAV	1.21%	10/25/12
Stone Harbor Emerging Markets Total Income Fund - Market	0.00%
JP Morgan EMBI Global Diversified	0.72%
JPM CEMBI Broad Diversified	0.64%
JP Morgan GBI-EM Global Diversified	1.33%

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested and includes all fee waivers and expense reimbursements. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or broker commissions or sales charges in connection with the purchase or sale of Fund shares. Investment return and principal value will vary, and shares, when sold, may be worth more or less than their original cost. Total returns for a period of less than one year are not annualized. Index returns do not include the effects of sales charges or management fees. It is not possible to invest directly in an index.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

Semi-Annual Report | November 30, 2012	5

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012(Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 62.71%
Argentina - 6.52%

Republic of Argentina:
	USD	8.750%	06/02/2017	5,120,461	$4,077,167	(1)
	EUR	6.734%	12/31/2033	2,200,545	1,563,314
	EUR	6.742%	12/31/2033	13,283,203	9,501,452

					15,141,933

Croatia - 0.49%

Croatia Government	USD	6.375%	03/24/2021	1,000,000	1,145,000	(2)

Ghana - 0.38%

Republic of Ghana	USD	8.500%	10/04/2017	774,000	892,035	(2)

Hungary - 4.90%

Republic of Hungary:	EUR	3.500%	07/18/2016	3,500,000	4,384,047	(1)
	USD	6.375%	03/29/2021	2,080,000	2,306,200
	USD	7.625%	03/29/2041	4,066,000	4,675,900	(1)

					11,366,147

Indonesia - 1.96%

Republic of Indonesia	USD	8.500%	10/12/2035	2,817,000	4,556,498	(1)(2)

Iraq - 1.02%

Republic of Iraq	USD	5.800%	01/15/2028	2,500,000	2,359,375	(2)

Lithuania - 1.48%

Republic of Lithuania	USD	7.375%	02/11/2020	2,653,000	3,432,319	(1)(2)

Malaysia -1.97%

Malaysian Government	MYR	3.197%	10/15/2015	13,870,000	4,573,142

Mexico - 12.39%

Mexican Bonos:
	MXN	5.000%	06/15/2017	117,900,000	9,090,171
	MXN	7.750%	12/14/2017	2,600,000	224,860
	MXN	6.500%	06/09/2022	136,000,000	11,353,855
Mexican Udibonos	MXN	2.500%	12/10/2020	97,062,400	8,089,666

					28,758,552

Panama - 0.72%

Republic of Panama:
	USD	9.375%	04/01/2029	393,000	673,406

See Notes to Financial Statements.
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Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Panama (continued)
Republic of Panama (continued)
	USD	8.125%	04/28/2034	680,000	$989,400

					1,662,806

Qatar - 0.48%
State of Qatar	USD	6.400%	01/20/2040	790,000	1,106,000	(2)

Romania - 0.79%
Romania	USD	6.750%	02/07/2022	1,554,000	1,841,490	(2)

Russia - 3.30%
Russian Federation:
	USD	7.500%	03/31/2030	5,260,510	6,674,272	(1)(2)(3)
	USD	5.625%	04/04/2042	800,000	998,000	(2)

					7,672,272

Slovakia - 0.58%
Republic of Slovakia	USD	4.375%	05/21/2022	1,252,000	1,349,005	(4)

South Africa - 7.04%
Republic of South Africa:
	ZAR	13.500%	09/15/2015	32,000,000	4,332,087
	ZAR	7.250%	01/15/2020	92,790,000	10,870,766
	USD	5.500%	03/09/2020	959,000	1,146,005

					16,348,858

Turkey - 5.91%
Republic of Turkey:
	TRY	9.000%	03/08/2017	18,500,000	11,419,816
	USD	8.000%	02/14/2034	1,500,000	2,302,500

					13,722,316

Ukraine - 4.51%
Financing of Infrastructure	USD	9.000%	12/07/2017	416,000	416,000	(4)
Ukraine Government:
	USD	9.250%	07/24/2017	7,550,000	8,257,812	(1)(2)
	USD	7.750%	09/23/2020	1,712,000	1,793,320	(2)

					10,467,132

Venezuela - 8.27%
Republic of Venezuela:
	USD	7.750%	10/13/2019	5,000,000	4,562,500	(1)(2)
	USD	6.000%	12/09/2020	3,600,000	2,862,000	(1)(2)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	7

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venezuela (continued)
Republic of Venezuela (continued)
	USD	12.750%	08/23/2022	10,500,000	$11,773,125	(1)(2)

					19,197,625

TOTAL SOVEREIGN DEBT OBLIGATIONS					145,592,505

(Cost $144,711,784)

CORPORATE BONDS - 34.35%
Barbados - 1.09%
Columbus International, Inc.	USD	11.500%	11/20/2014	2,250,000	2,520,000	(4)

Brazil - 1.28%
OGX Austria GmbH	USD	8.500%	06/01/2018	3,400,000	2,970,750	(4)

Chile - 0.22%
CFR International SA	USD	5.125%	12/06/2022	500,000	509,748	(4)

China - 2.35%
Evergrande Real Estate Group Ltd.	USD	13.000%	01/27/2015	1,500,000	1,631,250	(2)
Kaisa Group Holdings Ltd.	USD	13.500%	04/28/2015	2,000,000	2,190,000	(2)
MIE Holdings Corp.	USD	9.750%	05/12/2016	1,500,000	1,635,000	(4)

					5,456,250

Colombia - 1.15%
Colombia Telecomunicaciones SA ESP	USD	5.375%	09/27/2022	2,644,000	2,670,440	(4)

Hong Kong - 0.87%
Hutchison Whampoa International 12 II Ltd.:
	USD	2.000%	11/08/2017	1,000,000	1,005,159	(4)
	USD	3.250%	11/08/2022	1,000,000	1,018,450	(4)

					2,023,609

India - 0.43%
ICICI Bank Ltd.	USD	6.375%	04/30/2022	1,000,000	1,005,000	(2)(5)

Indonesia - 1.20%
Berau Coal Energy Tbk PT	USD	7.250%	03/13/2017	3,000,000	2,782,500	(2)

See Notes to Financial Statements.
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Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Ireland - 1.49%
SCF Capital Ltd.	USD	5.375%	10/27/2017	2,250,000	$2,266,875	(2)
Vnesheconombank Via VEB Finance PLC	USD	6.800%	11/22/2025	1,000,000	1,185,000	(2)

					3,451,875

Kazakhstan - 2.58%
KazMunayGas National Co. JSC:
	USD	7.000%	05/05/2020	927,000	1,151,798	(2)
	USD	6.375%	04/09/2021	1,000,000	1,223,750	(2)
Zhaikmunai LLP	USD	7.125%	11/13/2019	3,500,000	3,613,750	(4)

					5,989,298

Mexico - 2.32%
Cemex Finance LLC	USD	9.375%	10/12/2022	2,000,000	2,168,130	(4)
Geo Maquinaria	USD	9.625%	05/02/2021	977,500	926,181	(4)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	500,000	500,000	(4)
Urbi Desarrollos Urbanos SAB de CV	USD	9.750%	02/03/2022	2,000,000	1,785,000	(4)

					5,379,311

Nigeria - 1.01%
Afren PLC	USD	10.250%	04/08/2019	2,000,000	2,340,000	(4)

Peru - 2.93%
Ajecorp BV	USD	6.500%	05/14/2022	2,555,000	2,772,175	(4)
Southern Copper Corp.	USD	5.250%	11/08/2042	4,000,000	4,020,000

					6,792,175

Russia - 3.68%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	1,500,000	1,571,250	(4)
Evraz Group SA	USD	6.750%	04/27/2018	500,000	501,250	(4)
Russian Agricultural Bank OJSC Via RSHB Capital SA	USD	6.000%	06/03/2021	1,100,000	1,141,250	(2)(5)
Severstal OAO Via Steel Capital SA	USD	5.900%	10/17/2022	2,000,000	1,985,000	(4)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	1,000,000	1,108,750	(2)
VTB Bank OJSC Via VTB Capital SA	USD	6.250%	06/30/2035	2,095,000	2,239,031	(2)

					8,546,531

South Africa - 1.24%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	3,000,000	2,891,250	(2)

Turkey - 1.37%
Yuksel lnsaat AS	USD	9.500%	11/10/2015	4,000,000	3,180,000	(2)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	9

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012 (Unaudited)

Counterparty		Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Ukraine - 1.69%
Ferrexpo Finance PLC		USD	7.875%	04/07/2016	1,000,000	$980,000	(4)
Metinvest BV		USD	8.750%	02/14/2018	1,000,000	965,000	(4)
Mriya Agro Holding PLC		USD	10.950%	03/30/2016	2,000,000	1,985,000	(4)

						3,930,000

United Arab Emirates - 1.61%
DP World Ltd.		USD	6.850%	07/02/2037	1,000,000	1,116,250	(2)
Dubai Holding Commercial Operations MTN Ltd.		GBP	6.000%	02/01/2017	1,000,000	1,546,078
Emaar Sukuk Ltd.		USD	6.400%	07/18/2019	1,000,000	1,087,500

						3,749,828

Venezuela - 5.84%
Petroleos de Venezuela SA:
		USD	4.900%	10/28/2014	4,250,000	4,030,062
		USD	8.500%	11/02/2017	10,050,000	9,534,938	(1)(2)

						13,565,000

TOTAL CORPORATE BONDS						79,753,565

(Cost $78,578,433)

CREDIT LINKED NOTES - 21.01%
Brazil - 6.66%
Nota Do Tesouro Nacional:
	Barclays Bank PLC	BRL	6.000%	05/15/2015	20,724,283	10,626,673
	Citigroup Global Markets	BRL	6.000%	08/15/2016	9,278,640	4,841,343

						15,468,016

Russia - 14.35%
Russian Federation:
	Deutsche Bank AG London	RUB	7.600%	04/14/2021	300,000,000	10,212,187
	Credit Suisse First Boston	RUB	7.600%	04/14/2021	339,000,000	11,534,276
	JPMorgan Chase & Co.	RUB	7.600%	04/14/2021	340,000,000	11,573,811

						33,320,274

TOTAL CREDIT LINKED NOTES						48,788,290

(Cost $48,180,235)

See Notes to Financial Statements
10	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Shares	Market Value (Expressed in U.S. $)
EXCHANGE TRADED FUNDS - 4.04%
United States - 4.04%
iShares MSCI Brazil Index Fund	USD			89,000	$4,591,510
Market Vectors Russia ETF	USD			172,000	4,788,480

					9,379,990

TOTAL EXCHANGE TRADED FUNDS					9,379,990

(Cost $9,393,300)

SHORT TERM INVESTMENTS - 1.04%
Money Market Mutual Funds - 1.04%
Dreyfus Treasury Prime Cash Management (7-Day Yield)	USD	0.00431%	N/A	2,412,231	2,412,231

TOTAL SHORT TERM INVESTMENTS					2,412,231

(Cost $2,412,231)

Total Investments - 123.15%					285,926,581
(Cost $283,275,983)
Liabilities in Excess of Other Assets - (23.15)%					(53,757,259)

Net Assets - 100.00%					$232,169,322

*	The contract/principal amount of each security is stated in the currency in which the security is denominated. See below.

BRL	-	Brazilian Real
EUR	-	Euro Currency
GBP	-	Great Britain Pound
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
RON	-	Romanian Leu
RUB	-	New Russian Ruble
TRY	-	New Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	On November 30, 2012, securities valued at $62,726,594 were pledged as collateral for reverse repurchase agreements.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of November 30, 2012, the aggregate market value of those securities was $86,901,388, which represents approximately 37.43% of net assets.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at November 30, 2012.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $36,187,288, which represents approximately 15.59% of net assets as of November 30, 2012.
(5)	Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2012.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	11

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2012 (Unaudited)

Common Abbreviations:
AS	- Anonim Sirket is the Turkish term for Incorporation.
BV	- Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	- British Virgin Islands.
ESP	- Empresa de Servicios Publicos is the Colombian term for Public Service Company.
ETF	- Exchange Traded Fund.
GmbH	- Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
JSC	- Joint Stock Company.
LLC	- Limited Liability Company.
LLP	- Limited Liability Partnership.
Ltd.	- Limited.
MSCI	- Morgan Stanley Capital International.
MTN	- Medium Term Note.
OAO	- Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	- Open Joint Stock Company.
PLC	- Public Limited Company.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAA	- Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB de CV	- A variable capital company.
Tbk	- Terbuka is the Indonesian term for limited liability company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	EUR	330,000	Purchase	12/31/2012	$429,320	$957
JPMorgan Chase & Co.	EUR	263,014	Purchase	12/31/2012	342,173	763
Citigroup Global Markets	RON	4,053,840	Purchase	12/18/2012	1,163,295	23,295

						$25,015

JPMorgan Chase & Co.	EUR	11,973,000	Sale	12/31/2012	$15,576,522	$(342,077)
JPMorgan Chase & Co.	EUR	800,000	Sale	12/31/2012	1,040,777	(2,921)
JPMorgan Chase & Co.	GBP	1,005,000	Sale	12/31/2012	1,610,044	(12,757)

						$(357,755)

*	The contracted amount is stated in the currency in which the security is denominated.

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Trade Date	Value
Credit Suisse First Boston	0.750%	11/08/2012	$4,721,000
Credit Suisse First Boston	0.500%	11/08/2012	3,192,804
Credit Suisse First Boston	0.500%	11/08/2012	3,070,290
JP Morgan Chase & Co.	0.450%	11/08/2012	3,780,198
JP Morgan Chase & Co.	0.600%	11/08/2012	3,875,995
Goldman Sachs	0.390%	11/08/2012	4,331,512
Barclays Bank PLC	0.800%	11/08/2012	7,142,722
Barclays Bank PLC	0.750%	11/08/2012	7,795,862
Barclays Bank PLC	0.650%	11/09/2012	3,599,401
Credit Suisse First Boston	0.750%	11/20/2012	5,157,350
Credit Suisse First Boston	0.750%	11/20/2012	2,378,520
Credit Suisse First Boston	0.000%	11/29/2012	3,436,380

			$52,482,034

All agreements can be repurchased on demand at value plus accrued interest.

See Notes to Financial Statements.
12	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Assets & Liabilities
November 30, 2012 (Unaudited)

ASSETS:

Investments, at value(1)	$285,926,581
Cash	6,410,447
Unrealized appreciation on forward foreign currency contracts	25,015
Receivable for investments sold	7,708,559
Interest receivable	5,093,871
Total Assets	305,164,473

LIABILITIES:
Payable for reverse repurchase agreements	52,482,034
Interest due on reverse repurchase agreements	14,220
Payable due to broker	616,000
Payable for investments purchased	18,728,543
Unrealized depreciation on forward foreign currency contracts	357,755
Payable to advisor	247,211
Payable to administrator	32,587
Payable for trustee fees	3,856
Other payables	512,945
Total Liabilities	72,995,151
Net Assets	$232,169,322

NET ASSETS CONSIST OF:
Paid-in capital	$228,820,000
Undistributed net investment income	883,028
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	65,687
Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,400,607
Net Assets	$232,169,322

PRICING OF SHARES:
Net Assets	$232,169,322
Shares of beneficial interest outstanding (unlimited number of shares, par value of $0.001 per share authorized)	9,604,188
Net assets value, offering and redemption price per share	$24.17
(1)Cost of Investments	$283,275,983

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	13

Stone Harbor Emerging Markets Total Income Fund	Statement of Operations
For the Period October 25, 2012 (Inception) to November 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$1,218,635
Total Investment Income	1,218,635

EXPENSES:
Investment advisory fees	247,211
Administration fees	37,289
Interest on reverse repurchase agreements	14,220
Custodian fees	7,123
Audit fees	11,548
Printing fees	3,758
Legal fees	4,643
Trustee fees	3,856
Transfer agent fees	1,850
Insurance fees	2,808
Other	1,301
Total Expenses	335,607
Net Investment Income	883,028

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(88,962)
Forward foreign currency contracts	125,229
Foreign currency transactions	29,420
Net realized gain	65,687
Change in unrealized appreciation/(depreciation) on:
Investments	2,650,598
Forward foreign currency contracts	(332,740)
Translation of assets and liabilities denominated in foreign currencies	82,749
Net change	2,400,607
Net Realized and Unrealized Gain on Investments	2,466,294
Net Increase in Net Assets Resulting from Operations	$3,349,322

See Notes to Financial Statements.
14	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Changes in Net Assets

For the Period October 25, 2012 (Inception) to November 30, 2012 (Unaudited)

OPERATIONS:
Net investment income	$883,028
Net realized gain/(loss) on investments:
Investments	(88,962)
Forward foreign currency contracts	125,229
Foreign currency transactions	29,420
Net change in unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,400,607
Net increase in net assets resulting from operations	3,349,322

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs ($480,000)	228,720,000
Net increase in net assets from capital share transactions	228,720,000

Net Increase in Net Assets	232,069,322

NET ASSETS:
Beginning of period	100,000
End of period (including undistributed net investment income of $883,028)	$232,169,322

OTHER INFORMATION:
Share Transactions:
Beginning shares	4,188
Shares issued in connection with initial public offering	9,600,000
Shares outstanding - end of period	9,604,188

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	15

Stone Harbor Emerging Markets Total Income Fund	Statement of Cash Flows
For the Period October 25, 2012 (Inception) to November 30, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$3,349,322
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(268,760,273)
Proceeds from disposition of investment securities	(1,136,875)
Net proceeds from disposition of short term investment securities	(2,412,231)
Premium amortization	113,212
Discount accretion	(148,794)
Net realized (gain)/loss on:
Investments	88,962
Forward foreign currency contracts	(125,229)
Foreign currency transactions	(29,420)
Net change in unrealized (appreciation)/depreciation on:
Investments	(2,650,598)
Forward foreign currency contracts	332,740
Translation of assets and liabilities denominated in foreign currencies	(82,748)
Increase in interest receivable	(5,093,871)
Increase in interest due on reverse repurchase agreements	14,220
Increase in payable due to broker	616,000
Increase in payable to advisor	247,211
Increase in payable to administrator	32,587
Increase in payable for trustee fees	3,856
Increase in other payables	512,945
Net Cash Used in Operating Activities	$(275,128,984)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from reverse repurchase agreements	$52,482,034
Proceeds from sale of shares	229,200,000
Offering costs paid for sale of shares	(480,000)
Net Cash Provided by Financing Activities	$281,202,034

Effect of exchange rates on cash	$237,397

Net increase in cash	$6,310,447
Cash and foreign currency, beginning of period	$100,000
Cash and foreign currency, end of period	$6,410,447

See Notes to Financial Statements.
16	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Financial Highlights
For a share outstanding throughout the period presented.

	For the Period October 25, 2012 (Inception) to November 30, 2012 (Unaudited)

Net asset value - beginning of period	$23.88
Income/(loss) from investment operations:
Net investment income	0.09	(1)
Net realized and unrealized gain on investments	0.25
Total income from investment operations	0.34

Capital share transactions:
Common share offering costs charged to paid-in capital	(0.05)
Total capital share transactions	(0.05)
Net Increase in Net Asset Value	0.29
Net asset value - end of period	$24.17

Market price - end of period	$25.00

Total Return(2)(3)	1.21%
Total Return - Market Price(2)(3)	0.00%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$232,169
Ratio of expenses to average net assets	1.54%	(4)
Ratio of net investment income to average net assets	4.05%	(4)
Ratio of expenses to average managed assets(5)	1.36%	(4)
Portfolio turnover rate	2%
Borrowings at End of Period
Aggregate Amount Outstanding (in thousands)	$52,482
Asset Coverage per $1,000 (in thousands)	$5,424

(1)	Calculated using average shares throughout the period.
(2)

Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(3)	Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Average managed assets represent net assets applicable to common shares plus average amount of borrowings during the period.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	17

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Emerging Markets Total Income Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on June 18, 2012 pursuant to an Agreement and Declaration of Trust governed by the laws of The Commonwealth of Massachusetts (the “Declaration of Trust”). The Fund commenced operations on October 25, 2012. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 4,188 shares of beneficial interest (“Common Shares”) in the Fund to the Stone Harbor Investment Partners LP (the “Adviser” or “Stone Harbor”) at a price of $23.88 per share. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “EDI.”

The Fund’s primary investment objective is to maximize total return, which consists of income and capital appreciation from investments in emerging markets securities. The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in emerging markets debt. Emerging markets debt include fixed income securities and other instruments (including derivatives) that are economically tied to emerging market countries, that are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked or otherwise related to those countries’ markets, currencies, economies or ability to repay loans. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation: Debt securities, including bank loans and linked notes, are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

18	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2012 (Unaudited)

The following is a summary of the Fund’s investment and financial instruments based on the three-tier hierarchy as of November 30, 2012:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Total Income Fund
Sovereign Debt Obligations	$–	$145,592,505	$–	$145,592,505
Corporate Bonds	–	79,753,565	–	79,753,565
Credit Linked Notes	–	48,788,290	–	48,788,290
Exchange Traded Funds	9,379,990	–	–	9,379,990
Short Term Investments	2,412,231	–	–	2,412,231
Total	$11,792,221	$274,134,360	$–	$285,926,581

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$25,015	$–	$25,015
Liabilities
Forward Foreign Currency Contracts	–	(357,755)	–	(357,755)
Total	$–	$(332,740)	$–	$(332,740)

*	For detailed industry/country descriptions, see accompanying Statement of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Credit Linked Notes: The Fund may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note.

Leverage: The Fund may borrow from banks and other financial institutions and may also borrow additional funds by entering into reverse repurchase agreements or the issuance of debt securities (collectively, “Borrowings”) in an amount that does not exceed 33 1/3% of the Fund’s Total Assets (defined in Note 4 below) immediately after such transactions. It is possible that following such Borrowings, the assets of the Fund will decline due to market conditions such that this 33 1/3% limit will be exceeded. In that case, the leverage risk to Common Shareholders will increase.

Semi-Annual Report | November 30, 2012	19

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2012 (Unaudited)

In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at November 30, 2012. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the period ended November 30, 2012, the average amount of reverse repurchase agreements outstanding was $50,672,129, at a weighted average interest rate of 0.61%.

Loan Participations and Assignments: The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, or any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Leverage Risk: Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV per share and market price of, and dividends paid on, the Common Shares. There is a risk that fluctuations in the interest rates on any Borrowings held by the Fund may adversely affect the return to the Common Shareholders. If the income from the securities purchased with the proceeds of leverage is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to the Common Shareholders as dividends and other distributions will be reduced.

The Fund may choose not to use leverage at all times. The amount and composition of leverage used may vary depending upon a number of factors, including economic and market conditions in the relevant emerging market countries, the availability of relatively attractive investment opportunities not requiring leverage and the costs and risks that the Fund would incur as a result of leverage.

Credit and Market Risk: The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

Distributions to Shareholders: The Fund intends to make a level dividend distribution each month to Common Shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Federal and Other Taxes: No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have more than a 50 percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the period ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund’s federal and state income and federal excise tax returns for all tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue.

2. DERIVATIVE INSTRUMENTS

Risk Exposure and the Use of Derivative Instruments: The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter in various types of derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease or change the level or types of exposure to market factors. Central to those strategies are features

20	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2012 (Unaudited)

inherent to derivatives that may make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if the Fund were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities that tend to have higher yields are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-grade bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund’s use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type below and in the notes that follow.

Forward Foreign Currency Contracts: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets & Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Default Swaps: The Fund may enter into credit default swap contracts for hedging purposes to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no event of default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Semi-Annual Report | November 30, 2012	21

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2012 (Unaudited)

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

The tables below are a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair Values of derivative instruments on the Statement of Assets & Liabilities as of November 30, 2012:

	Asset Derivatives		Liability Derivatives
Derivative Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on forward foreign currency contracts	$ 25,015	Unrealized depreciation on forward foreign currency contracts	$(357,755)
Total		$25,015		$(357,755)

The number of forward foreign currency contacts held at November 30, 2012 is representative of activity during the period ended November 30, 2012.

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2012:

Derivative Risk Exposure	Location of Gain/(Loss) On Derivatives Recognized in Income	Realized Gain On Derivatives Recognized in Income	Change in Unrealized Loss On Derivatives Recognized in Income
Foreign Exchange Contracts	Net realized gain on: Forward foreign currency contracts/Change in unrealized depreciation on: Forward foreign currency contracts	$ 125,229	$ (332,740)
Total		$ 125,229	$ (332,740)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Unrealized Appreciation and Depreciation on Investments: At November 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were as follows:

Gross appreciation on investments (excess of value over tax cost)	$4,719,797
Gross depreciation on investments (excess of tax cost over value)	(2,069,199)

Net unrealized appreciation	2,650,598

Cost of investments for income tax purposes	$283,275,983

4. ADVISORY FEES, TRUSTEE FEES, ADMINISTRATION FEES, CUSTODY FEES AND TRANSFER AGENT FEES

The Adviser receives a monthly fee at the annual rate of 1.00% of the average daily value of the Fund’s total assets (including any assets attributable to any leverage used) minus the Fund’s accrued liabilities (other than Fund liabilities incurred for any leverage) (“Total Assets”).

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Under the administration agreement, ALPS is responsible for calculating the net asset value of the common shares and generally managing the administrative affairs of the Fund. ALPS receives a monthly fee at an annual rate of 0.15% of the average daily value of the Fund’s Total Assets.

The Bank of New York Mellon serves as the Fund’s custodian. Computershare, Inc. serves as the Fund’s transfer agent.

During the reporting period, the Fund paid each Trustee who is not a director, officer, employee or affiliate of Stone Harbor or ALPS, a fee of $5,000 per quarterly meeting of the Board of Trustees and $250 for each additional meeting in which that Trustee participated. The Fund will also reimburse independent Trustees for travel and out-of-pocket expenses incurred in connection with such meetings.

22	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2012 (Unaudited)

5. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the period ended November 30, 2012, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$ 287,488,816	$ 6,571,684

6. APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | November 30, 2012	23

Stone Harbor Emerging Markets Total Income Fund	Summary of Dividend Reinvestment Plan
November 30, 2012 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at 1-866-390-3910.

24	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Additional Information
November 30, 2012 (Unaudited)

FUND PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available (1) on the Fund’s website located at http://www.shiplpcef.com, (2) on the SEC’s website at http://www.sec.gov, or (3) they may be reviewed and copied at the SEC’s Public Reference Room in Washington DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PROXY VOTING

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund is available (1) without charge, upon request, by calling 1-877-206-0791, (2) on the Fund’s website located at http://www.shiplpcef.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year (1) without charge, upon request, by calling 1-877-206-0791, (2) on the Fund’s website located at http://www.shiplpcef.com, or (3) on the SEC’s website at http://www.sec.gov.

SENIOR OFFICER CODE OF ETHICS

The Fund files a copy of its code of ethics that applies to the Fund’s principal executive officer, principal financial officer or controller, or persons performing similar functions, with the SEC as an exhibit to its annual report on Form N-CSR. This will be available on the SEC’s website at http://www.sec.gov.

This report, including the financial information herein, is transmitted to the shareholders of Stone Harbor Emerging Markets Total Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase its common shares in the open market.

Information on the Fund is available at www.shiplpcef.com or by calling the Fund’s shareholder servicing agent at 1-866-390-3910.

Semi-Annual Report | November 30, 2012	25

Stone Harbor Emerging Markets Total Income Fund	Trustees & Officers
November 30, 2012 (Unaudited)

The business and affairs of the Fund are managed under the direction of its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, age and principal occupations for the past five years of the Trustees and officers of the Fund are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee. Except as otherwise noted, the address of each Trustee and officer is c/o Stone Harbor Investment Partners LP, 31 W. 52nd Street, 16th Floor, New York, New York 10019. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available without a charge, upon request, by calling 1-866-699-8158.

INDEPENDENT TRUSTEES
Name and Age	Position(s) Held with the Fund	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Alan Brott Age: 70 Class I	Trustee	Trustee: Since 2010 Term Expires: 2015	Columbia University Graduate School of Business -Associate Professor, 2000-Present; Consultant, 1991-Present.	6	Stone Harbor Investment Funds, Stone Harbor Emerging Markets Total Income Fund, Grosvenor Registered Multi-Strategy Fund, Excelsior Multi- Strategy Hedge Fund of Funds and Excelsior Private Markets Fund II.
Heath B. McLendon Age: 79 Class II	Trustee	Trustee: Since 2010 Term Expires: 2013	Citigroup — Chairman of Equity Research Oversight Committee (retired December 31, 2006).	6	Stone Harbor Investment Funds, Stone Harbor Emerging Markets Total Income Fund
Patrick Sheehan Age: 65 Class III	Trustee	Trustee: Since 2010 Term Expires: 2014	Retired; formerly, Citigroup Asset Management-Managing Director and Fixed Income Portfolio Manager, 1991-2002.	6	Stone Harbor Investment Funds, Stone Harbor Emerging Markets Total Income Fund
INTERESTED TRUSTEE
Name and Age	Position(s) Held with the Fund	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Thomas K. Flanagan(3) Age: 59 Class I	Chairman and Trustee/Nominee	Trustee: Since 2012 Term Expires: 2013	Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1991.	6	None

26	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Trustees & Officers
November 30, 2012 (Unaudited)

OFFICERS
Name and Age	Position(s) Held with the Fund	Term of Office And Length of Time Served(1)(4)	Principal Occupation(s) During Past Five Years
Peter J. Wilby Age: 53	President and Chief Executive Officer	Officer Since: 2010 Term of Office: Indefinite	Co-portfolio manager of the Fund; since April 2006, Chief Investment Officer of Stone Harbor Investment Partners LP; prior to April 2006, Chief Investment Officer — North American Fixed Income at Citigroup Asset Management; joined Citigroup or its predecessor firms in 1989.
Pablo Cisilino Age: 45	Executive Vice President	Officer Since: 2010 Term of Office: Indefinite	Co-portfolio manager of the Fund; Since July 2006, Portfolio Manager of Stone Harbor Investment Partners LP; from June 2004 to July 2006, Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc.; prior to June 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; joined Goldman Sachs in 1994.
James E. Craige Age: 45	Executive Vice President	Officer Since: 2010 Term of Office: Indefinite	Co-portfolio manager of the Fund; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992.
David Griffiths Age: 48	Executive Vice President	Officer Since: 2010 Term of Office: Indefinite	Co-portfolio manager of the Fund; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Senior Portfolio Manager and economist responsible for market opportunity analysis, hedging and alternative asset allocation strategies; Joined Salomon Brothers Asset Management Limited in 1993.
Angus Halkett Age: 35	Executive Vice President	Officer Since: 2012 Term of Office: Indefinite	Co-portfolio manager of the Fund; Prior to joining Stone Harbor, Director at Deutsche Bank responsible for Central Europe rates trading and EMEA Local Markets Strategy; Assistant Fund Manager and Quantitative Analyst in Emerging Markets Fixed Income at F&C Asset Management.
David A. Oliver Age: 53	Executive Vice President	Officer Since: 2010 Term of Office: Indefinite	Co-portfolio manager of the Fund; Since June 2008, Portfolio Manager of Stone Harbor Investment Partners LP; from 1986 to June 2008, Managing Director in Emerging Market sales and trading at Citigroup.
William Perry Age: 50	Executive Vice President	Officer Since: 2012 Term of Office: Indefinite	Co-portfolio manager of the Fund; Since September 2012, Portfolio Manager of Stone Harbor; From August 2010 to August 2012, Emerging Markets Corporate Portfolio Manager at Morgan Stanley Investment Management; Prior to 2010, Managing Director/Portfolio Manager in the Global Special Opportunities Group for Latin American Special Situations at JPMorgan/Chase.
David Scott Age: 51	Executive Vice President	Officer Since: 2010 Term of Office: Indefinite	Co-portfolio manager of the Fund; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Managing Director and Head of Traditional Investment Group responsible for the global bond portfolios at Salomon Brothers Asset Management Limited; Joined Salomon Brothers Asset Management Limited in 1994.

Semi-Annual Report | November 30, 2012	27

Stone Harbor Emerging Markets Total Income Fund	Trustees & Officers
November 30, 2012 (Unaudited)

OFFICERS (continued)

Name and Age	Position(s) Held with the Fund	Term of Office And Length of Time Served(1)(4)	Principal Occupation(s) During Past Five Years
James J. Dooley Age: 56	Treasurer and Principal Financial and Accounting Officer	Officer Since: 2010 Term of Office: Indefinite	Since April 2006, Head of Operations, Technology and Finance of Stone Harbor Investment Partners LP; from August 2004 to March 2006, Senior Operations Manager of Institutional Asset Management, Citigroup Asset Management; from October 2002 to August 2004, Managing Director, Global Operations & Application Development, AIG Global Investment Group; from May 2001 to September 2002, President and Chief Operating Officer, Financial Technologies International.
Adam J. Shapiro Age: 49	Chief Legal Officer and Secretary	Officer Since: 2010 Term of Office: Indefinite	Since April 2006, General Counsel of Stone Harbor Investment Partners LP; from April 2004 to March 2006, General Counsel, North American Fixed Income, Salomon Brothers Asset Management Inc.; from August 1999 to March 2004, Director of Product and Business Development, Citigroup Asset Management.
Jeffrey S. Scott Age: 53	Chief Compliance Officer and Assistant Secretary	Officer Since: 2010 Term of Office: Indefinite	Since April 2006, Chief Compliance Officer of Stone Harbor Investment Partners LP; from October 2005 to March 2006, Director of Compliance, New York Life Investment Management LLC; from July 1998 to September 2006, Chief Compliance Officer, Salomon Brothers Asset Management Inc.
Dawn Cotten Age: 35	Assistant Treasurer	Officer Since: 2010 Term of Office: Indefinite	Vice President and the Fund Controller of ALPS Fund Services, Inc.; Assistant Treasurer of Stone Harbor Investment Funds, Stone Harbor Emerging Markets Total Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, RiverNorth Funds and Assistant Treasurer and Secretary of the Stonebridge Funds Trust.
JoEllen Legg Age: 51	Assistant Secretary	Officer Since: 2010 Term of Office: Indefinite	Vice President and Senior Associate Counsel of ALPS Fund Services, Inc., ALPS Advisors Inc., ALPS Distributors Inc. and ALPS Portfolio Solutions Distributor, Inc.; Secretary of ALPS Series Trust; Assistant Secretary of the Stone Harbor Investment Funds, Stone Harbor Emerging Markets Total Income Fund, James Advantage Funds and WesMark Funds.

(1)	The business address for each Trustee and officer of the Fund is c/o Stone Harbor Investment Partners LP, 31 West 52nd Street, 16th Floor, New York, NY 10019.
(2)

The term “Fund Complex” as used herein includes the Fund and the following registered investment companies: Stone Harbor Emerging Markets Income Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund.

(3)	Mr. Flanagan is an interested person of the Fund (as defined in the 1940 Act) (an “Interested Trustee”) because of his position with Stone Harbor Investment Partners LP.
(4)	Officers are typically elected every year, unless an officer earlier retires, resigns or is removed from office.

28	www.shiplpcef.com

INVESTMENT ADVISER

Stone Harbor Investment Partners LP

31 W. 52nd Street 16th Floor

New York, New York 10019

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 17th Street, Suite 3600

Denver, Colorado 80202

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this Report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

On July 18, 2012, the Board of Directors of the Registrant adopted bylaws of the Registrant (the “Bylaws”) that designate procedures by which shareholders may submit proposals to the Registrant’s Board of Trustees. The applicable section of the Bylaws is set forth below:

In addition to any other requirements under applicable law and the Declaration of Trust and these Bylaws, persons nominated by Shareholders for election as Trustees and any other proposals by Shareholders may be properly brought before an annual meeting only pursuant to timely notice (the “Shareholder Notice”) in writing to the Secretary. To be timely, the Shareholder Notice must be delivered to or mailed and received at the principal executive offices of the Trust not less than forty-five (45) nor more than sixty (60) days prior to the first anniversary date of the date on which the Trust first mailed its proxy materials for the prior year’s annual meeting; provided, however, with respect to the annual meeting to be held in the calendar year 2013, the Shareholder Notice must be so delivered or mailed and so received on or before May 31, 2013; provided further, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an “Other Annual Meeting Date”), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to Registrant.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Emerging Markets Total Income Fund

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Stone Harbor Emerging Markets Total Income Fund

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	February 7, 2013

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/Principal Financial Officer

Date:	February 7, 2013